SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - OTHER INCOME, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other Income [Line Items]
Allowance for equity funds used during construction	$ 116	$ 107	$ 106
Investment gains	23	3	27
Losses on interest rate and foreign exchange instruments, net	(32)	(4)	(15)
Foreign currency transaction losses	(1)	(7)	(15)
Sale of other investments	5	11	2
Electrical infrastructure relocation income	10	7	21
Regulatory Interest, net	4	3	6
Sundry, net	7	6	5
Total	132	126	137
San Diego Gas and Electric Company [Member]
Other Income [Line Items]
Allowance for equity funds used during construction	46	37	37
Regulatory Interest, net	3	3	6
Sundry, net	1	(4)	(3)
Total	50	36	40
Southern California Gas Company [Member]
Other Income [Line Items]
Allowance for equity funds used during construction	40	36	26
Regulatory Interest, net	1	0	0
Sundry, net	(9)	(6)	(6)
Total	$ 32	$ 30	$ 20